SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2025 and 2024:

	Ownership by
Year ended December 31, 2025 (number of shares)	Public	Province	Total
Common shares - beginning	317,023,002	282,412,648	599,435,650
Common shares issued - LTIP[1]	10,492	—	10,492
Common shares issued - share grants[2]	335,669	—	335,669
Common shares - ending	317,369,163	282,412,648	599,781,811
	52.9%	47.1%	100%
1 In 2025, Hydro One issued 10,492 common shares from treasury in accordance with provisions of the LTIP.
2 In 2025, Hydro One issued 335,669 common shares from treasury in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2024 (number of shares)	Public	Province	Total
Common shares - beginning	316,664,419	282,412,648	599,077,067
Common shares issued - LTIP[1]	9,905	—	9,905
Common shares issued - share grants[2]	348,678	—	348,678
Common shares - ending	317,023,002	282,412,648	599,435,650
	52.9%	47.1%	100%
1 In 2024, Hydro One issued 9,905 common shares from treasury in accordance with provisions of the LTIP.
2 In 2024, Hydro One issued 348,678 common shares from treasury in accordance with provisions of the PWU and the Society Share Grant Plans.